Financial Instruments and Risk Management (Details 4) - Currency risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 207,461	R$ (148,678)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total	(2,052,569)	(513,164)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total	1,879,079	(25,050)
Japan, Yen
IfrsStatementLineItems [Line Items]
Total	(1,501)	(1,241)
Angola, Kwanza
IfrsStatementLineItems [Line Items]
Total	36,366	97,368
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Total	267,834	76,439
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Total	(2,125)	(3,146)
Chile, Pesos
IfrsStatementLineItems [Line Items]
Total	R$ 80,377	R$ 220,116